                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2009

Check here if Amendment:  [ ];        Amendment Number: ___________
   This Amendment (check only one):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:     Hamblin Watsa Investment Counsel Ltd.
   Address:  95 Wellington Street West
             Suite 802
             Toronto, ON M5J 2N7

Form 13F File Number:  028-12555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:   Paul Rivett
   Title:  Vice President and Chief Legal Officer
   Phone:  416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett                      Toronto, ON            May 14, 2009
------------------------------


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             Name
028-12554                        Fairfax Financial Holdings Limited